File No. 33-37479

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

TEMPLETON FOREIGN FUND & U.S. TREASURY SECURITIES TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 31, 1996
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

Pursuant to Rule 24f-2 under the Investment Company Act of  1940,
the issuer has registered an indefinite amount of securities.   A
24f-2 Notice for the offering was last filed on December 12, 1996.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1
                               22,690,723 UNITS


PROSPECTUS
Part One
Dated December 24, 1996

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The Templeton Foreign Fund & U.S. Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (treasury obligations) and shares of Templeton Foreign Fund ("Templeton"). Templeton is an open-end diversified management investment company, commonly known as a mutual fund. At November 18, 1996 each Unit represented a 1/22,690,723 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per 1,000 Units is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, multiplied by 1,000, plus a sales charge of 5.8% of the Public Offering Price (6.157% of the amount invested). At November 18, 1996, the Public Offering Price per 1,000 Units was $1,474.73 (see "Public Offering" in Part Two).

    Please retain both parts of this Prospectus for future reference.
_______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 18, 1996
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Aggregate Maturity Value of Treasury Obligations in the Trust      $22,703,000
Aggregate Number of Shares of Templeton in the Trust             1,367,650.886
Number of Units                                                     22,690,723
Fractional Undivided Interest in the Trust per Unit               1/22,690,723
Public Offering Price per 1,000 Units:
  Aggregate Value of Securities in the Portfolio                   $31,521,890
  Aggregate Value of Securities per 1,000 Units                      $1,389.20
  Sales Charge 6.157% (5.8% of Public Offering Price)                   $85.53
  Public Offering Price per 1,000 Units                              $1,474.73
Redemption Price and Sponsor's Repurchase Price per 1,000
  Units ($85.53 less than the Public Offering Price per
  1,000 Units)                                                       $1,389.20

Date Trust Established                                       November 14, 1990
Mandatory Termination Date                                   February 15, 2001
Evaluator's Annual Fee: $.20 per $1,000 principal amount of Treasury Obligations outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate              Maximum of $.15 per 1,000
  of the Sponsor                                    Units outstanding annually
Trustee's Annual Fee:  $.85 per 1,000 Units outstanding.
Record Date: The same business day as Templeton's ex-dividend date. Distribution Date: The same business day as Templeton's distribution date.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of Templeton Foreign Fund &
U.S. Treasury Securities Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of Templeton Foreign Fund & U.S. Treasury Securities Trust, Series 1 as of August 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Foreign Fund & U.S. Treasury Securities Trust, Series 1 at August 31, 1996, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.


                                                             ERNST & YOUNG LLP
Chicago, Illinois
November 15, 1996

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1996


                                    ASSETS

Securities, at market value (cost, including
  accretion on the treasury obligations,
  $26,441,810) (Note 1)                                          $31,191,901
Receivable from investment transactions                               11,644
                                                                 ___________
                                                                  31,203,545

                          LIABILITIES AND NET ASSETS


Cash overdraft                                                        71,686
Unit redemptions payable                                              36,396
Accrued liabilities                                                   14,195
                                                                 ___________
                                                                     122,277
                                                                 ___________

Net assets, applicable to 23,169,975 outstanding
    units of fractional undivided interest:
  Cost of Trust assets, including accretion on
    the treasury obligations (Note 1)               $26,441,810
  Net unrealized appreciation (Note 2)                4,750,091
  Distributable funds (deficit)                       (110,633)
                                                    ___________

                                                                 $31,081,268
                                                                 ===========

Net asset value per 1,000 units                                    $1,341.45
                                                                 ===========


[FN]
               See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                                  PORTFOLIO

                               August 31, 1996


  Maturity                                                           Market
   value            Name of Issuer and Title of Security (1)         value

                    Corpus of a U.S. Treasury Note
                    (stripped of its interest-paying coupons)
$23,171,000         maturing February 15, 2001                     $17,268,488
===========


   Shares

1,396,530.886       Templeton Foreign Fund, Inc.                    13,923,413
=============                                                      -----------

                    Total investments                              $31,191,901
                                                                   ===========



(1) The Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.


[FN]
               See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                            Year ended Aug. 31,

                                     1996           1995              1994

Interest income                  $1,330,252       1,358,260        1,356,476
Dividends:
  Ordinary income                   499,225         496,392          308,864
  Capital gain                      430,074         505,294          199,271
                                 ___________________________________________
Total investment income           2,259,551       2,359,946        1,864,611

Expenses:
  Trustee's fees and related
    expenses                       (39,197)        (37,300)         (34,515)
  Evaluator's fees                  (4,862)         (5,416)          (5,694)
  Supervisory fees                  (3,647)         (4,131)          (4,358)
                                 ___________________________________________
Total expenses                     (47,706)        (46,847)         (44,567)
                                 ___________________________________________
Investment income - net           2,211,845       2,313,099        1,820,044

Net gain (loss) on investments:
  Net realized gain (loss)          517,190         472,441          495,766
  Change in net unrealized
    appreciation or
    depreciation                  (633,911)       (324,472)        (575,929)
                                 ___________________________________________
                                  (116,721)         147,969         (80,163)
                                 ___________________________________________

Net increase in net assets
  resulting from operations      $2,095,124       2,461,068        1,739,881
                                 ===========================================

[FN]

               See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                            Year ended Aug. 31,

                                     1996           1995              1994

Net increase in net assets
    resulting from operations:
  Investment income - net       S$2,211,845       2,313,099        1,820,044
  Net realized gain (loss)
    on investments                  517,190         472,441          495,766
  Change in net unrealized
    appreciation or depreciation
    on investments                (633,911)       (324,472)        (575,929)
                                ____________________________________________
                                  2,095,124       2,461,068        1,739,881

Units redeemed (2,190,969,
  2,869,987 and 2,409,069
  in 1996, 1995 and 1994,
  respectively)                 (2,898,645)     (3,537,061)      (2,921,115)

Distributions to unit holders:
  Investment income - net         (877,097)     (1,103,744)        (441,622)
                                ____________________________________________

Total increase (decrease) in
  net assets                    (1,680,618)     (2,179,737)      (1,622,856)

Net assets:
  At the beginning of the
    year                         32,761,886      34,941,623       36,564,479
                                ____________________________________________
  At the end of the year
    (including distributable
    funds (deficit) applicable
    to Trust units of $(110,633),
    $(168,133)and $(2,979)
    at August 31,
    1996, 1995 and 1994,
    respectively)               $31,081,268      32,761,886       34,941,623
                                ============================================

Trust units outstanding at the
  end of the year                23,169,975      25,360,944       28,230,931

[FN]

               See accompanying notes to financial statements.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The treasury obligations are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

Shares of Templeton Foreign Fund (Templeton) are stated at Templeton's published net asset value as reported by the Evaluator. Net asset value is determined by dividing the value of Templeton's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent.

Investment income -

Dividends from the Templeton shares are recorded on Templeton's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of treasury obligations rather than in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the Templeton shares is based on the net asset value of such shares on the dates the shares were deposited in the Trust. The cost of securities sold is determined on the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services, which is based on $.85 per annum per 1,000 units outstanding based on the largest aggregate number of units outstanding during the calendar year. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. The Evaluator will receive an annual fee based on $.20 per $1,000 principal amount of treasury obligations outstanding. Additionally, the Trust pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 1996 follows:

                                       Treasury     Templeton
                                     obligations      shares       Total


            Unrealized appreciation   $1,206,562     3,543,529    4,750,091
            Unrealized depreciation            -             -            -
                                      _____________________________________

                                      $1,206,562     3,543,529    4,750,091
                                      =====================================

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the net asset value of the Templeton shares on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions to unit holders are made on Templeton's distribution date.
During the years ended August 31, 1996, 1995 and 1994, the Trust made distributions totaling $34.99, $39.53 and $14.70 per 1,000 units, respectively, as described below.

Selected data per 1,000 units of the Trust outstanding throughout each year -

                                          Year ended Aug. 31,

                                  1996            1995             1994

Investment income - interest
  and dividends                   $92.93          87.42             63.73
Expenses                           (1.96)         (1.73)            (1.52)
                               __________________________________________
Investment income - net            90.97          85.69             62.21

Distributions to unit holders:
  Investment income - net         (34.99)        (39.53)           (14.70)

Net gain (loss) on investments     (6.35)          7.95             (3.16)
                               __________________________________________
Total increase (decrease)
  in net assets                    49.63          54.11             44.35

Net assets:
  Beginning of the year         1,291.82       1,237.71          1,193.36
                               __________________________________________

  End of the year              $1,341.45       1,291.82          1,237.71
                               ==========================================

Investment income - interest and dividends, expenses and investment income - net per 1,000 units have been calculated based on the weighted average number of units outstanding during each period (24,314,670, 26,994,668 and 29,255,821 units during the years ended August 31, 1996, 1995 and 1994, respectively). Distributions to unit holders of investment income - net per 1,000 units reflects the Trust's cash distributions of approximately $24.41 per 1,000 units to 25,166,222 units on November 3, 1995, approximately $9.58 per 1,000 units to 24,804,000 units on December 29, 1995, approximately $34.66 per 1,000 units to 27,971,929 units on November 4, 1994, approximately $4.87 per 1,000 units to 27,563,987 units on December 30, 1994, approximately $11.95 per 1,000 units to 30,090,000 units on October 28, 1993, and approximately $2.75 per 1,000 units to 29,835,000 units on December 31, 1993.

                          TEMPLETON FOREIGN FUND &
                   U.S. TREASURY SECURITIES TRUST, SERIES 1

                                   PART ONE
                       Must be Accompanied by Part Two

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


                   TEMPLETON GROWTH AND TREASURY TRUST
         Templeton Foreign Fund & U.S. Treasury Securities Trust

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated December 30, 1996

The Trust. Templeton Growth and Treasury Trust and Templeton Foreign Fund & U.S. Treasury Securities Trust (each a "Trust" and collectively, the "Fund") are unit investment trusts each consisting of a portfolio of "zero coupon" U.S. Treasury bonds and shares of Templeton Growth Fund, Inc. or Templeton Foreign Fund, respectively ("Templeton"). Templeton is an open-end diversified management investment company, commonly known as a mutual fund.

The objective of the Fund is to protect Unit holders' capital and provide for potential capital appreciation by investing a portion of its portfolio in "zero coupon" U.S. Treasury bonds, such securities being referred to herein as "Treasury Obligations" and the remainder of the Trust's portfolio in shares of Templeton. Collectively the Treasury Obligations and the Templeton shares are referred to herein as the "Securities" (See "Portfolio"). Templeton's objective is to obtain long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation (in the case of Templeton Growth Fund, Inc.) or companies and governments outside the United States (in the case of Templeton Foreign Fund). Templeton Growth and Treasury Trust has a termination date of September 1, 2000 and Templeton Foreign Fund & U.S. Treasury Securities Trust has a termination date of February 15, 2001. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objective of the Trust will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities deposited in the Trust. Each Trust has been organized so that purchasers of Units should receive, at the termination of the Trust, an amount per Unit at least equal to $1.00 (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Trust never paid a dividend and the value of the Templeton shares were to decrease to zero, which the Sponsor considers highly unlikely. This feature of each Trust provides Unit holders who purchase Units at a price of $1.00 or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit, this feature may also provide a potential for capital appreciation.

The Templeton shares deposited in each Trust's portfolio have no fixed maturity date and the net asset value of the shares will fluctuate. The Portfolio, essential information based thereon and financial statements, including a report of independent auditors relating to the Trusts offered hereby, are contained in Part One for each Trust to which reference should be made for such information.

BOTH PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Page 1


Public Offering Price. The Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations and the net asset value of the Templeton shares in each Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust plus a maximum sales charge of 5.8% (equivalent to 6.157% of the net amount invested). The minimum purchase is $1,000. The sales charge is reduced on a graduated scale for sales involving at least $100,000. See "How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions, if any, of net income, other than amortized discount, will be made at least annually. Distributions of realized capital gains, if any, received by the Trusts, will be made whenever Templeton makes such a distribution. Any distribution of income and/or capital will be net of the expenses of the Trusts. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?" Additionally, upon termination of each Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Principal Distributed?"

Reinvestment. Each Unit holder will, unless he elects to receive cash payments, have distributions of principal (including the proceeds received upon the maturity of the Treasury Obligations in the Trust at termination), capital gains, if any, and income earned by a Trust, automatically invested in shares of Templeton (if Units are properly registered) in the name of the Unit holder. Such distributions will be reinvested without a sales charge to the participant on each applicable distribution date. See "Rights of Unit Holders-How Can Distributions to Unit Holders be Reinvested?"

Market for Units. While under no obligation to do so, the Sponsor intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations and the aggregate net asset value of Templeton shares in each Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust. In the absence of such a market, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations plus the aggregate net asset value of the Templeton shares in the Trust plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust. See "Rights of Unit Holders-How May Units be Redeemed?"

Page 2

                   TEMPLETON GROWTH AND TREASURY TRUST

         Templeton Foreign Fund & U.S. Treasury Securities Trust

What are Templeton Growth and Treasury Trust and Templeton Foreign Fund & U.S. Treasury Securities Trust?

The Fund is a series of trusts of either Templeton Growth and Treasury Trust or Templeton Foreign Fund & U.S. Treasury Securities Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Fund"). Each series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund") created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator, and First Trust Advisors L.P., as Portfolio Supervisor.

The objective of the Fund and each Series thereof is to protect Unit holders' capital and provide for potential long-term capital appreciation through an investment in "zero coupon" U.S. Treasury bonds, such securities being referred to herein as the "Treasury Obligations" and the remainder of the Trust's portfolio is invested in shares of Templeton Growth Fund, Inc. or Templeton Foreign Fund, (collectively, the "Templeton Funds"). The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Templeton is an open end mutual fund whose objective is to obtain long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation (in the case of Templeton Growth Fund, Inc.) or companies and governments outside the United States (in the case of Templeton Foreign Fund). Collectively, the Treasury Obligations and Templeton shares in the Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objective of the Trust will be achieved.

The Fund has been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00 per Unit (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Templeton shares never paid a dividend and the value of Templeton shares in the Trust were to decrease to zero, which the Sponsor considers highly unlikely. To the extent that Units of the Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trust will increase. See "How May Units be Redeemed?"

What are the Expenses and Charges?

At no cost to the Fund, the Sponsor has borne all the expenses of creating and establishing the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and the certificates for the Units, legal and accounting expenses, expenses of the Trustee and other out-of-pocket expenses. The Sponsor will not receive any fees in connection with its activities relating to the Fund. However, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for each Trust. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year except for a trust during the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. The fee may exceed the actual costs of providing such supervisory services for a Trust, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts to which First Trust Advisors L.P. is the Sponsor in any calendar year exceed the aggregate cost to First Trust Advisors L.P. of supplying such services in such year.

The Evaluator will receive a fee as indicated in Part One for each Trust. No fee is paid to the Evaluator with respect to the Templeton shares in the Trust. The Trustee pays certain expenses of the Trust for which it is reimbursed by the Trust. The Trustee will receive for its


Page 2


ordinary recurring services to a Trust and for all normal expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture, an annual fee computed at $.85 per annum per 1,000 Units in the Trust outstanding based upon the largest aggregate number of Units of the Trust outstanding at any time during the year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee's and Evaluator's fees are payable from the Income Account of the Trust to the extent funds are available and then from the Principal Account of the Trust. Since the Trustee has the use of the funds being held in the Principal and Income Accounts for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Both fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor.

The following additional charges are or may be incurred by the Trust: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Securities in the Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Principal Accounts of the Trust except that the Trustee shall not sell Treasury Obligations to pay Trust expenses.

The Indenture requires the Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units. Unit holders of the Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold Units as "Capital Assets" (generally, property held for investment) within the meaning of
Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unit holders should consult their tax advisors in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in a Trust.

In the opinion of Chapman and Cutler, counsel for the Sponsor, under then existing law:

1. Each Trust is not an association taxable as a corporation for federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of each Trust under the Code; the income of each Trust will be treated as income of the Unit holders thereof under the Code; and each Unit holder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his Units is allocated among his pro rata portion of each Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his Units) in order to determine his tax basis (before adjustment in accrual of original issue discount) for his pro rata portion of each Security held by a Trust. The Treasury Obligations are treated as stripped bonds and are treated as bonds issued at an original issue discount as of the date a Unit holder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his pro rata portion of each Treasury Obligation held by the Trusts (determined at the time he or she acquires his or her Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by the Trusts as such original issue discount accrues and will, in general, be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under a Treasury Regulation relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unit holders each year. Unit holders should consult their tax advisors regarding the federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, (other than designated capital gains dividends as discussed below) as defined by Section 316 of the Code, paid with respect to a Fund share held by the Trust is taxable as ordinary income to the extent of such Fund's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Fund share which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Fund share, and to the extent that such dividends exceed a Unit holder's tax basis in such Fund share shall generally be treated as capital gain. In general, any such capital gain will be short-term unless a Unit holder has held his Units for more than one year.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain except in the case of a dealer and will be long-term if the Unit holder has held his Units for more than one year (the date on which the Units are acquired (i.e., the "trade date") is excluded for purposes of determining whether the Units have been held for more than one year). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss (except in the case of a dealer) and will be long-term if the Unit holder has held his Units for more than one year. Unit holders should consult their tax advisors regarding the recognition of gains and losses for federal income tax purposes.

Because Unit holders are deemed to directly own a pro rata portion of the Fund shares as discussed above, Unit holders are advised to read the discussion of tax consequences set forth in the current prospectus for the Fund. Distributions declared by the Fund on the Fund shares in October, November or December that are held by a Trust and paid during the following January will be treated as having been received by Unit holders on December 31 in the year such distributions were declared. Distributions of the Fund's net capital gain which the Fund properly designates as capital gain dividends will be taxable to the Unit holders as long-term capital gains regardless of how long a person has been a Unit holder. If a Unit holder holds his Units for six months or less or if a Trust holds shares of the Fund for six months or less, any loss incurred by a Unit holder related to the disposition of the Fund shares will be treated as a long-term capital loss to the extent of any long-term capital gains distributions received (or deemed to have been received) with respect to such shares. For taxpayers other than corporations, net capital gains are subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

The "Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units. If a Unit holder dispenses of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved, including his or her pro rata portion of all the Securities represented by the Unit.

Distributions on the Fund shares which are taxable as ordinary income to the Unit holders will constitute dividends for federal income tax purposes. To the extent dividends received by the Fund are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to the pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. However, to the extent dividends received by the Fund are from United States corporations (other than real estate investment trusts) and are designated by the Fund as being eligible for the dividends received deduction, distributions received by corporate Unit holders with respect to Fund shares attributable to such dividends may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction. It should be noted that various legislative proposals that would affect the dividends received deduction should have been introduced. Unit holders should consult with their tax advisers with respect to the limitation on a possible modification of the dividends received deduction.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by the Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

The Fund may elect to pass through to its shareholders the foreign income and similar taxes paid by the Fund in order to enable such shareholders to take a credit (or deduction) for foreign income taxes paid by the Fund. If such an election is made, Unit holders of a Trust, because they are deemed to own a pro rata portion of the Fund shares held by the Trust, as described above, must include in their gross income, for federal income tax purposes, both their portion of dividends received by the Trust from the Fund, and also their portion of the amount which the Fund deems to be the Trust's portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the Fund from its foreign investments. Unit holders may then subtract from their federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. Unit holders should consult their tax advisors regarding this election and its consequences to them.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trusts to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisors.

Unit holders will be notified annually of the amounts of original issue discount, dividends and long-term capital gains distributions includable in the Unit holder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Dividend income, long-term capital gains and accrual of original issue discount may also be subject to state and local taxes. Foreign investors may be subject to different Federal income tax consequences than those described above. Investors should consult their tax advisors for specific information on the tax consequences of investing in the Trusts and of particular types of distributions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Why are Investments in the Trust Suitable for Retirement Plans?"

The foregoing discussion related only to United States federal income taxes; Unit holders may be subject to state and local taxation in other jurisdictions. Unit holders should consult their tax advisers regarding potential state or local taxation with respect to the Units.

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under then existing income tax laws of the State of New York each Trust is not an association taxable as a corporation and the income of each Trust will be treated as the income of the Unit holders thereof.

Why are Investments in the Trust Suitable for Retirement Plans?

Units of a Trust may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Zero Coupon Treasuries?

The Treasury Obligations deposited in the Trust consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of the Trust's portfolio to be invested in shares of Templeton.

What is Templeton Growth Fund, Inc.?

The portfolio of a Series of the Fund may also contain shares of Templeton Growth Fund, Inc. Templeton Growth Fund, Inc. (the "Growth Fund") was organized as a Maryland corporation on November 10, 1986 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Growth Fund began offering two classes of shares on May 1, 1995: Class I and Class II. All Shares purchased before that time are considered Class I shares, so all shares held in the Trust are Class I shares.

The following tables of selected financial information have been audited by the Growth Fund's independent certified public accountants for the periods indicated in their report which is incorporated by reference and which appears in the Growth Fund's 1996 Annual Report to Shareholders. This statement should be read in conjunction with the other financial statements and notes thereto included in the Growth Fund's 1996 Annual Report to Shareholders, which contains further information about the Growth Fund's performance, and which is available to Shareholders upon request and without charge.

Templeton Growth Fund, Inc.
per Share Operating Performance
(for a Share Outstanding
throughout the Period)


                                                                 Class I Shares
                                                             Year Ended August 31

                                             1996            1995            1994         1993         1992
                                             _____           _____           _____        _____        _____
Net asset value at beginning of period       $    18.96      $    18.95      $   17.47    $   15.81    $   16.14
Income from investment operations:
  Net investment income                             .50             .39           0.29         0.32         0.41
  Net realized and unrealized gain (loss)          1.34            1.20           2.97         0.92         1.68
Total from investment operations                   1.84            1.59           2.87         3.29         1.33
Less distributions:
Dividends from net investment income               (.44)           (.29)         (0.27)       (0.36)       (0.44)
  Distributions from net realized gains           (1.61)          (1.29)         (1.12)       (1.27)       (1.22)
Total distributions                               (2.05)          (1.58)         (1.39)       (1.63)       (1.66)
Change in net asset value for the year             (.21)            .01           1.48         1.66        (0.33)
Net asset value at end of period             $    18.75      $    18.96      $   18.95    $   17.47    $   15.81
Total Return ++                                  10.85%           9.51%         17.47%       23.49%        9.22%
Ratios/Supplemental data:
  Net Assets, end of year (in millions)      $8,450,737      $6,964,298      $ 5,611.6    $ 4,033.9    $ 3,268.6
  Ratio to average net assets of:
  Expenses                                        1.09%           1.12%          1.10%        1.03%        0.88%
  Net investment income                           2.87%           2.40%          1.76%        2.10%        2.62%
Portfolio turnover rate                          19.63%          35.21%         27.35%       28.89%       29.46%
Average commission rate paid (per share)     $    .0146



                                                               Class I Shares
                                                             Year Ended August 31

                                             1991         1990         1989         1988        1987 (1)
                                             ____         ____         ____         ____        ________
Net asset value at beginning of period       $  15.23     $   16.62    $   13.65    $   17.13   $   12.87
Income from investment operations:
  Net investment income                          0.45          0.57         0.58         0.45        0.29
  Net realized and unrealized gain (loss)       (0.87)         3.12        (2.41)        3.97        0.28
Total from investment operations                 2.13         (0.30)        3.70        (1.96)       4.26
Less distributions:
Dividends from net investment income            (0.54)        (0.62)       (0.48)       (0.44)       0.00
  Distributions from net realized gains         (0.68)        (0.47)       (0.25)       (1.08)       0.00
Total distributions                             (1.22)        (1.09)       (0.73)       (1.52)       0.00
Change in net asset value for the year           0.91         (1.39)        2.97        (3.48)       4.26
Net asset value at end of period             $  16.14     $   15.23    $   16.62    $   13.65   $   17.13
Total Return ++                                15.95%         (2.01)%     28.38%        (9.86)%    33.10%
Ratios/Supplemental data:
  Net Assets, end of year (in millions)      $2,895.7     $ 2,466.7    $ 2,355.3    $ 1,572.1   $ 1,633.9
  Ratio to average net assets of:
  Expenses                                      0.75%         0.67%        0.66%        0.69%       0.66%+
  Net investment income                         3.09%         3.70%        4.20%        3.50%       2.99%+
Portfolio turnover rate                        30.28%        18.47%       11.55%       11.44%      17.55%
Average commission rate paid (per share)     $  .0146


[FN]
_______________
(1) For the period December 31, 1986 (commencement of operations) through August 31, 1987, the Fund commenced operations on as successor in interest to 58% of Templeton Growth Fund, Ltd. (the "Canadian Fund") which reorganized into two funds on that date. In accordance with the terms of the reorganization, the Canadian shareholders, representing 42% of the shares outstanding, remained shareholders of the Canadian Fund and the non-Canadian shareholders, representing 58% of the shares outstanding, became shareholders of the Growth Fund.

+  Annualized.

++ Total return does not reflect sales commissions.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Growth Fund. The figures are estimates of the Growth Fund's expenses for the current fiscal year, restated to reflect current sales charges and Rule 12b-1 fees for each class.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases
   (as a percentage of Offering Price)                         5.75%*


Annual Templeton Growth Fund, Inc. Operating Expenses
   (as a percentage of average net assets)

Management Fees                                                 0.61%
12b-1 Fees                                                      0.22%**
Other Expenses (audit, legal, business
   management, transfer agent and custodian)                    0.26%
Total Templeton Growth Fund, Inc. Operating Expenses            1.09%

Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Growth Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of the Growth Fund's Prospectus.

 You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

      1 Year              3 Years             5 Years            10 Years
      ______              _______             _______            ________
       $ 68                $ 90                $114                $183

The above example is based on the estimated annual operating expenses, including fees set by contract, shown above and should not be considered a representation of past or future expenses, which may be more or less than those shown. The operating expenses are borne by the Growth Fund and only indirectly by Shareholders as a result of their investment in the Growth Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Growth Fund's actual return may be more or less than 5%.

Dividends from investment income were paid commencing in 1964 and distributions of capital gains were paid commencing in 1972. Prior to those years net income and realized capital gains were retained by the Canadian Fund.

Templeton Growth Fund, Inc. may include its total return in advertisements or reports to its shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in Templeton Growth Fund, Inc. over a period of 1, 5 and 10 years (or up to the life of Templeton Growth Fund, Inc.), will reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Templeton Growth Fund, Inc. expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in Templeton Growth Fund, Inc. at the end of a defined period of time. For a description of the methods used to determine total return for Templeton Growth Fund, Inc., see Templeton Growth Fund, Inc.'s Statement of Additional Information ("SAI").

[FN]
_______________

* There is no sales charge payable on the Templeton Growth Fund, Inc. shares deposited in a Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Templeton Growth Fund, Inc. shares is 5.8% in the secondary market.

** Annual 12b-1 fees may not exceed 0.25% for Class I of the Growth Fund. After a substantial period, these expenses, together with the initial sales charge, may total more than the maximum sales expense that would have been permissible if imposed entirely as an initial sales charge. Effectively, there are no 12b-1 fees on the Growth Fund shares held in a Trust. However, Unit holders who acquire shares of the Growth Fund through reinvestment of dividends or other distributions or through reinvestment at a Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

What is Templeton Foreign Fund?

The portfolio of a Series of the Fund may also contains shares of Templeton Foreign Fund (the "Foreign Fund). Templeton Foreign Fund is an open-end diversified management investment company, commonly known as a mutual fund. It was organized as a Maryland corporation on August 15, 1977, and is registered with the SEC under the Investment Company Act of 1940. The Foreign Fund began offering two classes of shares on May 1, 1995: Class I and Class II. All Shares purchased before that time are considered Class I shares, so all shares held in the Trust are Class I shares. Templeton Foreign Fund's objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The shares of Templeton Foreign Fund deposited in a Trust are maintained on the books of Templeton Foreign Fund's transfer agent.

Templeton Foreign Fund has followed the practice of paying a distribution at least once annually representing substantially all of its net investment income and distributing any net realized capital gains.

The following tables of selected financial information have been audited by the Foreign Fund's independent certified public accountants for the years indicated in their report which is incorporated by reference and which appears in the Foreign Fund's 1996 Annual Report to Shareholders. These statements should be read in conjunction with the other financial statements and notes thereto included in the Foreign Fund's 1996 Annual Report to Shareholders, which contains further information about the Foreign Fund's performance, and which is available to shareholders upon request and without charge.

Templeton Foreign Fund per Share
Operating Performance for a Share
Outstanding Throughout the Period*


                                                                         Year Ended August 31

                                             1996            1995            1994        1993        1992
                                             ____            ____            ____        ____        ____
Net asset value, beginning of period         $      9.62     $     10.01     $    8.74   $    7.92   $    7.91
Income from investment operations:
  Net investment income                             0.27            0.23          0.14        0.14        0.20
Net realized and unrealized gain                    0.69            0.05          1.39        1.21        0.43
Total from investment operations                    0.96            0.28          1.53        1.35        0.63
Less distributions:
  Dividends from net investment income             (0.25)          (0.16)        (0.13)      (0.19)      (0.23)
  Distributions from net realized gains            (0.36)          (0.51)        (0.13)      (0.34)      (0.39)
Total distributions                                (0.61)          (0.67)        (0.26)      (0.53)      (0.62)
Change in net asset value for the period            0.35            0.39          1.27        0.82        0.01
Net asset value, end of period               $      9.97     $      9.62     $   10.01   $    8.74   $    7.92
Total return+                                     10.68%           3.14%        17.94%      18.65%       8.52%
Ratios/supplemental data:
  Net assets, end of year (in millions)      $ 9,602,209     $ 6,941,238     $ 5,014.4   $ 2,667.8   $ 1,672.2
  Ratio to average net assets of:
  Expenses                                         1.12%           1.15%         1.14%       1.12%       0.94%
  Net investment income                            3.09%           2.81%         1.84%       2.11%       2.92%
Portfolio turnover rate                           15.91%          21.78%        38.75%      21.29%      22.00%
Average commission rate paid (per share)     $     .0075



                                                                Year Ended August 31

                                             1991         1990         1989         1988         1987
                                             ____         ____         ____         ____         ____
Net asset value, beginning of period         $    8.19    $   7.60     $   6.37     $  7.73      $  5.34
Income from investment operations:
  Net investment income                           0.25        0.25         0.22        0.21         0.16
  Net realized and unrealized gain                0.03        0.92         1.60       (0.97)        2.71
Total from investment operations                  0.28        1.17         1.82       (0.76)        2.87
Less distributions:
  Dividends from net investment income           (0.26)      (0.25)       (0.21)      (0.19)       (0.13)
  Distributions from net realized gains          (0.30)      (0.33)       (0.38)      (0.41)       (0.35)
Total distributions                              (0.56)      (0.58)       (0.59)      (0.60)       (0.48)
Change in net asset value for the period         (0.28)       0.59         1.23       (1.36)        2.39
Net asset value, end of period               $    7.91    $   8.19     $   7.60     $  6.37      $  7.73
Total return+                                    4.17%      16.35%       30.99%      (8.78%)      59.23%
Ratios/supplemental data:
  Net assets, end of year (in millions)      $ 1,211.5    $  933.0     $  438.6     $ 292.7      $ 319.6
  Ratio to average net assets of:
  Expenses                                       0.80%       0.77%        0.81%       0.81%        0.77%
  Net investment income                          3.59%       3.95%        3.65%       3.29%        2.89%
Portfolio turnover rate                         19.24%      11.49%       16.62%      20.37%       14.49%
Average commission rate paid (per share)     $   .0075


[FN]
____________
* Per share amounts for years ended prior to August 31, 1994, have been restated to reflect a 3-for-1 stock split effective February 25, 1994.

+  Does not reflect sales commissions or service charges.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Foreign Fund. The figures are estimates of the Foreign Fund's expenses for the current fiscal year, restated to reflect current sales charges and Rule 12b-1 fees for each class.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases
   (as a percentage of Offering Price)                      5.75%*


Annual Templeton Foreign Fund Operating Expenses
   (as a percentage of average net assets)

Management Fees                                             0.61%
12b-1 Fees                                                  0.25%**
Other Expenses (audit, legal, business management,
   transfer agent and custodian)                            0.26%
Total Templeton Foreign Fund Operating Expenses             1.12%

Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Foreign Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of the Foreign Fund's Prospectus.

 You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

      1 Year              3 Years             5 Years            10 Years
      ______              _______             _______            ________
       $ 68                $ 91                $116                $186

The above example is based on the estimated annual operating expenses, including fees set by contract, shown above and should not be considered a representation of past or future expenses, which may be more or less than those shown. The operating expenses are borne by the Foreign Fund and only indirectly by Shareholders as a result of their investment in the Foreign Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Foreign Fund's actual return may be more or less than 5%.

What is Templeton's Investment Objective and Policy?

Templeton's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation (in the case of Templeton Growth Fund, Inc.) or in stocks and debt obligations of companies and governments outside the United States (in the case of Templeton Foreign Fund). Any income realized will be incidental. The objective is a fundamental policy of both the Growth Fund and the Foreign Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Funds' objective will be achieved.

Although Templeton generally invests in common stock, it may also invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the Investment Manager, as defined herein, market or economic conditions warrant, Templeton may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings

[FN]
________________

* There is no sales charge payable on the Templeton Foreign Fund shares deposited in the Trust. However, the maximum sales charge on the Units, and therefore indirectly on the Templeton Foreign Fund shares, is 5.8% in the secondary market.

** Annual 12b-1 fees may not exceed 0.25% for Class I of Templeton Foreign Fund. After a substantial period, these expenses, together with the initial sales charge, may total more than the maximum sales expense that would have been permissible if imposed entirely as an initial sales charge. Effectively, there are no 12b-1 fees on the Foreign Fund shares held in a Trust. However, Unit holders who acquire shares of the Foreign Fund through reinvestment of dividends or other distributions or through reinvestment at a Trust's termination will begin to incur 12b-1 fees at such time as shares are acquired.

set forth under "How Does the Fund Invest Its Assets" in the Statement of Additional Information of Templeton, and purchase from banks or broker/dealers Canadian or U.S. Government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

Templeton may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities. Although Templeton may invest up to 25% of its assets in a single industry, it has no present intention of doing so. Templeton may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) nor more than 10% of its assets in securities with a limited trading market. The Investment Objective and Policies described above, as well as most of the investment restrictions described in Templeton's Statement of Additional Information, cannot be changed without shareholder approval. Templeton invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, Templeton expects to have a portfolio turnover rate of less than 50%.

The Growth Fund may also purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of the total net assets. In addition, in order to increase its return or to hedge all or a portion of its portfolio investments, the Growth Fund may purchase and sell put and call options on securities indices.

The Foreign Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts").

Investment Techniques for Growth Fund

The Growth Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Growth Fund in some of the markets in which the Growth Fund will invest and may not be available for extensive use in the future.

Repurchase Agreements. When the Growth Fund acquires a security from a U.S. bank or a registered broker/dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Growth Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

Options on Indices. The Growth Fund may purchase and write (i.e., sell) put and call options on securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Growth Fund may write a put or call option only if the option is "covered." This means that so long as the Growth Fund is obligated as the writer of an option, it will maintain with its custodian cash or cash equivalents equal to the contract value (in the case of call options) or exercise price (in the case of put options). The Growth Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets.

Stock Index Futures Contracts. For hedging purposes only, the Growth Fund may purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets. A stock index futures contract is an agreement under which two parties agree to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. When the Growth Fund enters into a stock index futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the stock index fluctuates, either party to the contract is required to make additional margin deposits, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Growth Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Does the Fund Invest Its Assets-Stock Index Futures Contracts" in the Growth Fund's SAI. The Growth Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts.

Loans of Portfolio Securities. The Growth Fund may lend to banks and to broker/dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily market-to-market basis) to the current market value of the securities loaned. The Growth Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Growth Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities.

Depositary Receipts. The Growth Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Growth Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

How is Net Asset Value of Templeton Determined?

The net asset value per share of Templeton is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m. Eastern time, or as of any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time) each day that the NYSE is open for trading, by dividing the value of Templeton's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the scheduled closing time of the NYSE (generally 4:00 p.m. Eastern time, or as of any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of Templeton's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Directors of the Templeton Funds.

Who is the Investment Manager of Templeton?

The Investment Manager of Templeton is TGAL (the "Investment Manager"). The Investment Manager manages the Templeton Funds' assets and makes its investment decisions. The Investment Manager is wholly owned by Resources, a publicly owned company, engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, TGAL and its affiliates manage over $172 billion in assets. The Templeton organization has been investing globally since 1940. TGAL and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam.

The Investment Manager manages the investment and reinvestment of the assets of Templeton Growth Fund, Inc. and Templeton Foreign Fund. The Investment Manager does not furnish any overhead items or facilities for the Templeton Funds, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Templeton Funds pay the Investment Manager a fee which, during the most recent fiscal year, represented 0.61% of its average daily net assets for the Templeton Foreign Fund and 0.61% of its average daily net assets for the Templeton Growth Fund, Inc.

The Investment Manager uses a disciplined, long-term approach to value-oriented global and international investing. Securities are selected for Templeton's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients, and these methods are changed and improved by the Investment Manager's research on superior selection methods.

The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Templeton Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers and Directors of the Templeton Funds are prohibited from investing in securities held by the Templeton Funds or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Templeton Fund's Code of Ethics. Please see "Investment Management and Other Services-Investment Management Agreement" in the Templeton Funds' SAI for further information on securities transactions and a summary of the Fund's Code of Ethics.

The Investment Manager does not furnish any other services or facilities for the Templeton Funds, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Templeton Funds pay the Investment Manager a fee which, during the most recent fiscal year, represented 0.62% of its average daily net assets.

The lead portfolio manager for the Templeton Funds since 1987 is Mark G. Holowesko. Mr. Holowesko is President of TGAL. He holds a B.A. from the College of Holy Cross and an M.B.A. from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a director and founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization, Mr. Holowesko worked with Roy West Trust Corporation (Bahamas) Limited as an investment analyst. His duties at Roy West included managing trust and individual accounts, as well as equity markets research worldwide. Richard Sean Farrington and Jeffrey A. Everett exercise secondary portfolio management responsibilities for the Fund. Mr. Farrington is a vice president of TGAL. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst and is currently the president of the Bahamas Society of Financial Analysts. He joined the Templeton organization in 1991 and is currently a research analyst and portfolio manager. Mr. Farrington's research responsibilities include global coverage of electrical equipment industries, as well as non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong, China and Taiwan. Mr. Everett is an executive vice president of TGAL. He holds a B.S. in Finance from Pennsylvania State University and is also a Chartered Financial Analyst. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several Templeton funds. His global research responsibilities encompass industry coverage for broadcasting, advertising, publishing and real estate, and country responsibilities for Italy and Australia. Further information concerning the Investment Managers is included under the heading "Investment Management and Other Services" in the Templeton Funds' SAI.

Risk Factors

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Templeton Funds, nor can there be any assurance that the Templeton Funds' investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Templeton Funds can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Templeton Funds will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Templeton Funds is invested may also be reflected in declines in the price of Shares of the Templeton Funds. Changes in currency valuations will also affect the price of Shares of the Templeton Funds. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may recur unpredictably in the future. The value of debt securities held by the Templeton Funds generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Templeton Funds are not intended as a complete investment program.

Successful use of stock index futures contracts and options on securities indices by the Templeton Funds is subject to certain special risk considerations. A liquid stock index option or futures market may not be available when the Templeton Funds seek to offset adverse market movements. In addition, there may be an imperfect correlation between movements in the securities included in the index and movements in the securities in the Templeton Funds' portfolio. Successful use of stock index futures contracts and options on securities indices is further dependent on the Investment Manager's ability to predict correctly movements in the direction of the stock markets and no assurance can be given that its judgment in this respect will be correct. Risks in the purchase and sale of stock index futures and options are further referred to in each Templeton Funds' SAI.

The Templeton Funds have the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Templeton Funds may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgment in foreign courts.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Templeton Funds are uninvested and no return is earned thereon. The inability of the Templeton Funds to make intended security purchases due to settlement problems could cause the Templeton Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Templeton Funds due to subsequent declines in value of the portfolio security or, if the Templeton Funds have entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Templeton Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. The Templeton Funds may invest in Eastern European countries, which involves special risks that are described under "Risk Factors" in each Templeton Funds' SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Templeton Funds could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Fund's Potential Risks?" in the SAI.

The Templeton Funds are authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as CCC by Standard & Poor's ("S&P") and between Baa and as low as Caa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Directors without Shareholder approval, the Templeton Funds will not invest more than 5% of their total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Templeton Funds and their Shareholders. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Templeton Funds may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. The Templeton Funds will not invest more than 10% of their total assets in defaulted debt securities, which may be illiquid.

The Templeton Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange transactions (to cover service charges) will be incurred when the Templeton Funds convert assets from one currency to another. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in each Templeton Funds' SAI.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price as indicated in Part One attached hereto. The Public Offering Price per 1,000 units is based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Templeton shares in the Trust, plus or minus cash, if any, in the Principal Account held or owned by the Trust, plus a maximum sales charge of 5.8% of the Public Offering Price (equivalent to 6.157% of the net amount invested) divided by the number of outstanding Units of the Trust multiplied by 1,000. The minimum purchase of the Trust is $1,000. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                                          Percent of          Percent of
                                                          Offering            Net Amount
Number of Units                                           Price               Invested
_______________                                           __________          __________
  100,000 but less than 500,000                           0.60%               0.6036%
  500,000 but less than 1,000,000                         1.30%               1.3171%
1,000,000 or more                                         2.10%               2.1450%


Any such reduced sales charge shall be the responsibility of the selling Underwriter or dealer. The Sponsor will pay Managing Underwriters and Senior Underwriters an additional concession of .10% for volume purchases of $100,000 or more. The Sponsor will also pay Underwriters an additional concession of .40% on volume purchases of $1,000,000 or more. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from any one Underwriter or dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. With respect to the employees, officers and directors (including their immediate families and trustees, custodians or a fiduciary for the benefit of such person) of Nike Securities L.P. and its subsidiaries, the sales charge is reduced by 2% of the Public Offering Price for purchases of Units.

The Public Offering Price will be equal to the bid price per Unit of the Treasury Obligations and the net asset value of the Templeton shares therein plus or minus a pro rata share of cash, if any, in the Principal Account of the Trust plus the applicable sales charge. The offering price of the Treasury Obligations in the Trust may be expected to be greater than the bid price of the Treasury Obligations by less than 2%. The Public Offering Price of Units on the date of this Prospectus may vary in accordance with fluctuations in the prices of the underlying Securities.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Sales may be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the third preceding sentence. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

The Underwriters of the Trust, including the Sponsor, will receive a gross sales commission equal to 5.8% of the Public Offering Price of the Units (equivalent to 6.157% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?" See "Underwriting" for information regarding the receipt of the excess gross sales commissions by the Sponsor from the other Underwriters and additional concessions available to the Underwriters, dealers and others.

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge of 5.8%) or redeemed.

Will There be a Secondary Market?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Treasury Obligations in the portfolio of the Trust and the net asset value of the Templeton shares in the Trust plus or minus cash, if any, in the Principal Account of the Trust. All expenses incurred in maintaining a secondary market, other than the fees of the Evaluator, the supervisory and audit expenses and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. Prospectuses relating to certain other unit investment trusts indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of the Trust in secondary market transactions. As in this Trust, the purchase price per unit of such funds will depend primarily on the value of the securities in the portfolio of the fund.

From time to time the Sponsor may implement programs under which Underwriters and dealers of the Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of an Underwriter or dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such Underwriter or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying Underwriters or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made five business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Principal Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in the Trust on or about the Distribution Dates to Unit holders of record on the preceding Record Date. See Part One for each Trust. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will be distributed annually on the Distribution Date to Unit holders of record on the preceding Record Date. INCOME WITH RESPECT TO THE ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS IN THE TRUST, WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS WILL BE SUBJECT TO FEDERAL INCOME TAX AS IF A DISTRIBUTION HAD OCCURRED. SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

The Record Dates and Distribution Dates were established so as to occur shortly after the record date and on the payment dates of Templeton. Templeton normally pays a dividend in October of each year representing substantially all of its net investment income and net realized capital gains, if any. Pursuant to current Internal Revenue Service regulations, Templeton pays a second dividend and distribution in December of each year.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by the Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after the Trust is terminated, each Unit holder will, upon surrender of his Units for redemption, receive: (i) the number of shares of Templeton attributable to his Units, which will be distributed "in-kind" directly to his account, rather than redeemed,
(ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations may not be sold to pay for Trust expenses. Not less than 60 days prior to the termination of the Trust, Unit holders will be offered the option of having the proceeds from the disposition of the Treasury Obligations in the Trust invested, at the net asset value on the date such proceeds become available to the Trust, in additional shares of Templeton at net asset value. Unless a Unit holder indicates that he wishes to reinvest such amounts, they will be paid in cash, as indicated above. A Unit holder may, of course, at any time after the shares are distributed to his account, instruct Templeton to redeem all or a portion of the shares in his account. Shares of Templeton, as more fully described in its prospectus, will be redeemed at the then current net asset value. If within 180 days of the termination of the Trust a registered owner of Units has not surrendered the Units, the Trustee shall liquidate the shares of Templeton held for such owner and hold the funds to which such owner is entitled until such Units are surrendered.

The Trustee will credit to the Income Account of the Trust any dividends or distributions received on the Templeton shares therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Principal Account of the Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

How Can Distributions to Unit Holders be Reinvested?

Each Unit holder of the Trust will have distributions of principal, capital gains, if any, or income automatically invested in Templeton shares deposited at such share's net asset value next computed, unless he indicates at the time of purchase, or subsequently notifies the Trustee in writing, that he wishes to receive cash payments. Reinvestment by the Trust in Templeton shares will normally be made as of the ex-dividend date for Templeton after the Trustee deducts therefrom the expenses of the Trust. THE RULE 12B-1 FEES IMPOSED ON SHARES HELD IN THE TRUST ARE REBATED TO THE TRUST AND ARE USED TO REDUCE EXPENSES OF THE TRUST RESULTING IN INCREASED DISTRIBUTIONS TO UNIT HOLDERS. UNIT HOLDERS WHO ACQUIRE SHARES OF TEMPLETON THROUGH REINVESTMENT OF DIVIDENDS OR OTHER DISTRIBUTIONS OR THROUGH REINVESTMENT AT THE TRUST'S TERMINATION WILL BEGIN TO INCUR RULE 12B-1 FEES AT SUCH TIME AS SHARES ARE ACQUIRED.

Additional information with respect to the investment objective and the management of Templeton is contained in its prospectus, which can be obtained from the Sponsor or any broker/dealer with a currently effective sales agreement with Franklin Templeton Distributors, Inc.

Unit holders who are receiving distributions in cash may elect to participate in the automatic reinvestment feature by filing with the Trustee an election to have such distributions reinvested without a sales charge. Such election must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Trustee.

Exchange Privilege. Subject to the following limitations, shares held in a Unit holder's reinvestment account may be exchanged for shares of other Templeton funds, without sales charge, on the basis of their relative net asset values per share at the time of exchange. THE EXCHANGE PRIVILEGE DOES NOT APPLY TO TEMPLETON FUND SHARES IN THE TRUST'S PORTFOLIO, ONLY TO A UNIT HOLDER'S REINVESTMENT ACCOUNT. The exchange privilege is not a right and may be suspended, terminated or modified at any time.

EXCHANGE PURCHASES ARE SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF THE FUND PURCHASED. EXCHANGES ARE PERMITTED ONLY AFTER AT LEAST 15

DAYS HAVE ELAPSED FROM THE DATE OF THE PURCHASE OF THE TEMPLETON FUND SHARES TO BE EXCHANGED.

Exchange instructions may be given in writing or by telephone. Telephone exchange privileges automatically apply to each Unit holder's reinvestment account as shareholder of record unless and until the Transfer Agent of the Templeton Funds receives written instructions from the shareholder(s) of record canceling such privileges.

Telephonic exchanges can involve only Templeton Fund shares in non-certificated form. Templeton Fund shares held in certificate form are not eligible, but may be returned and qualify for these services. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the Templeton Fund shares are being exchanged. If all telephone exchange lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders of Templeton might not be able to request telephone exchanges and would have to submit written exchange requests.

Unless a shareholder of the Templeton Funds elects to decline the telephone exchange privilege, the shareholder constitutes and appoints the Transfer Agent of the Templeton Funds as the true and lawful attorney to surrender for redemption or exchange any and all unissued Templeton Fund shares held by it in an account with any eligible Templeton fund, and authorizes and directs the Transfer Agent of the Templeton Funds to act upon any instruction from any person. The Transfer Agent of the Templeton Funds will accept instructions by telephone to exchange Templeton Fund shares held in any account for shares of any other eligible Templeton fund, provided the registration and mailing address of the Templeton Fund shares to be purchased are identical to those of the Templeton Fund shares to be redeemed. Further, a shareholder(s) agrees that neither the Transfer Agent of the Templeton Funds, any of its affiliates nor the Templeton Funds will be liable for any loss, damages, expense or cost arising out of any requests effected in accordance with an authorization, including requests effected by impostors or persons otherwise unauthorized to act on behalf of the account. If the shareholder is an entity other than an individual, such entity may be required to certify the persons that have been duly elected and are now legally holding the titles given and that the said entity is duly organized and existing and has the power to take action called for by this continuing authorization.

Neither the Templeton Funds nor the Transfer Agent of the Templeton Funds will be responsible for acting upon any instructions believed by them to be genuine. Forms for declining the telephone exchange privilege and prospectuses of the other Templeton funds may be obtained from Templeton Funds Distributors, Inc. A gain or loss for tax purposes will be realized upon the exchange, depending on the cost basis of the Templeton shares redeemed.

This exchange privilege is available only in states where shares of the Templeton Funds being acquired legally may be sold and may be modified, limited or terminated at any time by the Templeton Funds upon 60 days written notice. A Unit holder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. All exchanges shall be governed by the Templeton Funds' then current prospectus. Broker/dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent of the Templeton Funds.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of the Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital gains distributed during such year.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its corporate trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per 1,000 Units next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after 4:00 p.m. Eastern time, the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, any time a Unit holder elects to tender Units for redemption, such Unit holder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Shares of Templeton will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations and the net asset value of the Templeton shares in the Trust plus or minus cash, if any, in the Principal Account of the Trust as of the close of trading on the New York Stock Exchange on the date any such determination is made. The Redemption Price per 1,000 Units is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of the Securities (including "when issued" contracts, if any) held in the Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations and the net asset value of the Templeton shares next computed; and (3) dividends receivable on Templeton shares trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of the Trust; (2) an amount representing estimated accrued expenses of the Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Supervisor and counsel fees, if any; (3) cash held for distribution to Unit holders of record of the Trust as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he would have received on redemption of the Units. Any profit or loss resulting from the resale or redemption of Units acquired by the Sponsor will belong to the Sponsor.

How May Securities be Removed from the Trust?

The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the unlikely event that an issuer of a Security defaults in the payment of dividends or interest or there exist certain other materially adverse conditions described in the Indenture.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit. Treasury Obligations may not be sold to meet Trust expenses.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1995, the total partners' capital of Nike Securities L.P.
was $9,033,760 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other
Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Bnaks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that the Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in the Trust but in no event beyond the Mandatory Termination Date as set forth in Part One for each Trust. The Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust or by the Trustee in the event that Units of the Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by the Underwriters, including the Sponsor. If the Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of the Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "How are Income and Principal Distributed?"

Legal Opinions

The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn will act as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The statement of net assets, including the portfolio, of each Trust contained in Part One of this Prospectus has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing therein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                 This page is intentionally left blank.



Page 27

CONTENTS:

Templeton Growth and Treasury Trust
Templeton Foreign Fund & U.S. Treasury Securities Trust:
What are Templeton Growth and Treasury Trust and
    Templeton Foreign Fund & U.S. Treasury Securities
        Trust?                                             3
What are the Expenses and Charges?                         3
What is the Federal Tax Status of Unit Holders?            4
Why are Investments in the Trust Suitable for
     Retirement Plans?                                     7
Portfolio:
    What are Zero Coupon Treasuries?                       7
    What is Templeton Growth Fund, Inc.?                   7
    What is Templeton Foreign Fund?                       10
    What is Templeton's Investment Objective
        and Policy?                                       12
    Investment Techniques for Growth Fund                 13
    How is Net Asset Value of Templeton Determined?       14
    Who is the Investment Manager of Templeton?           15
    Risk Factors                                          16
Public Offering:
    How is the Public Offering Price Determined?          18
    How are Units Distributed?                            19
    What Are the Sponsor's Profits?                       19
    Will There be a Secondary Market?                     19
Rights of Unit Holders:
    How is Evidence of Ownership Issued and
        Transferred?                                      20
    How are Income and Principal Distributed?             20
    How Can Distributions to Unit Holders be
        Reinvested?                                       21
    What Reports Will Unit Holders Receive?               22
    How May Units be Redeemed?                            23
    How May Units be Purchased by the Sponsor?            24
    How May Securities be Removed from the Trust?         24
Information as to Sponsor, Trustee and Evaluator:
    Who is the Sponsor?                                   24
    Who is the Trustee?                                   24
    Limitations on Liabilities of Sponsor and Trustee     25
    Who is the Evaluator?                                 25
Other Information:
    How May the Indenture be Amended or Terminated?       26
    Legal Opinions                                        26
    Experts                                               26

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                   TEMPLETON GROWTH AND TREASURY TRUST
         TEMPLETON FOREIGN FUND & U.S. TREASURY SECURITIES TRUST

                               Prospectus
                                Part Two
                            December 30, 1996

                    First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                         THIS PART TWO MUST BE
                        ACCOMPANIED BY PART ONE.


                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE


Page 28


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Templeton Foreign Fund & U.S. Treasury Securities Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 31, 1996.

                           TEMPLETON FOREIGN FUND & U.S.
                              TREASURY SECURITIES TRUST
                                                            (Registrant)
                           By  NIKE SECURITIES L.P.
                                                             (Depositor)


                           By      Carlos E. Nardo
                                   Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen  Sole Director of       )
                      Nike Securities        )
                        Corporation,         ) December 31, 1996
                    the General Partner      )
                  of Nike Securities L.P.    )
                                             )
                                             )  Carlos E. Nardo
                                             ) Attorney-in-Fact**



*The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

**An executed copy of the related power of attorney was filed wi th the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated November 15, 1996 in this Post-Effective Amendment to the Registration Statement and related Prospectus of Templeton Foreign Fund & U.S. Treasury Securities Trust dated December 24, 1996.



                                        ERNST & YOUNG





Chicago, Illinois
December 23, 1996